Acquisitions, Investments and Disposals - Transactions with Subsidiaries Included in Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses
Cost of goods for resale	$ (513,163)	$ (769,157)	$ (1,221,419)
Net (loss) income	(2,922,967)	(1,664,885)	803,447
Donetsk Electrometallurgical Plant (DEMP) [Member]
Revenues
Steel segment products sales			372,871
Costs and expenses
Cost of goods for resale			(346,568)
Net (loss) income			26,303
Invicta Merchant Bar Ltd. [Member]
Revenues
Steel segment products sales			28,576
Costs and expenses
Cost of goods for resale			(28,916)
Net (loss) income			$ (340)